Property, Plant and Equipment, net (Details) - Schedule of Property, Plant and Equipment, net - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Property, Plant and Equipment, net [LIne Items]
Property, Plant and Equipment, Gross	$ 2,786,266	$ 2,443,216
Less: accumulated depreciation	(419,091)	(233,542)
Property, plant and equipment, net	2,367,175	2,209,674
Building [Member]
Schedule of Property, Plant and Equipment, net [LIne Items]
Property, Plant and Equipment, Gross	1,997,321	1,844,676
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment, net [LIne Items]
Property, Plant and Equipment, Gross	363,225	362,042
Finance lease right-of-use assets [Member]
Schedule of Property, Plant and Equipment, net [LIne Items]
Property, Plant and Equipment, Gross	197,681	201,272
Machinery and Equipment [Member]
Schedule of Property, Plant and Equipment, net [LIne Items]
Property, Plant and Equipment, Gross	18,515	21,841
Motor vehicle [Member]
Schedule of Property, Plant and Equipment, net [LIne Items]
Property, Plant and Equipment, Gross	$ 209,524	$ 13,385